Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

Years Ended December 31, 2017, 2016 and 2015

(In thousands)

Allowance for Doubtful Accounts	Balance at Beginning of Year	Charged to Cost and Expense (A)	Accounts Written Off	Other	Balance at End of Year
Year Ended December 31, 2017	$5,634	954	(1,882)	47	$4,753
Year Ended December 31, 2016	$4,431	2,941	(1,469)	(269)	$5,634
Year Ended December 31, 2015	$3,510	2,154	(1,159)	(74)	$4,431

(A) Net of recoveries on previously reserved or written-off balances.

Deferred Tax Valuation Allowance	Balance at Beginning of Year	Additions	Reductions	Other	Balance at End of Year
Year Ended December 31, 2017	$1,082	198	—	—	$1,280
Year Ended December 31, 2016	$64	1,018	—	—	$1,082
Year Ended December 31, 2015	$50	14	—	—	$64

LIFO Reserve	Balance at Beginning of Year	Charged to Cost and Expense	Reductions	Other	Balance at End of Year
Year Ended December 31, 2017	$9,381	1,175	—	—	$10,556
Year Ended December 31, 2016	$12,933	—	(3,552)	—	$9,381
Year Ended December 31, 2015	$15,214	—	(2,281)	—	$12,933